Mining and income tax (Tables)	6 Months Ended
Jun. 30, 2019
Mining and income tax
Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate

Figures in million - SA rand	Six months ended
	Jun 2019	Dec 2018	Jun 2018
Tax on loss/(profit) before tax at maximum South African statutory company tax rate	650.4	447.9	(45.6)
South African gold mining tax formula rate adjustment	(261.4)	(97.2)	44.2
US statutory tax rate adjustment	67.0	33.9	(14.5)
Non-deductible finance expense	(25.7)	(118.2)	-
Non-deductible share-based payments	(39.4)	(43.3)	(35.6)
(Non-deductible loss)/non-taxable gain on fair value of financial instruments	(27.9)	171.0	(34.1)
(Non-deductible loss)/non-taxable gain on foreign exchange differences	(1.2)	244.1	6.2
Non-taxable share of results of equity-accounted investees	71.6	40.8	55.6
Non-deductible impairments	(24.2)	(122.7)	(0.5)
Non-taxable gain on acquisition	305.9	-	-
Non-deductible transaction costs	(26.9)	(110.0)	-
Tax adjustment in respect of prior periods	-	(46.6)	98.0
Net other non-taxable income and non-deductible expenditure	71.7	65.9	(2.1)
Change in estimated deferred tax rate	1,544.0	(1,295.2)	-
Deferred tax assets not recognised	(162.4)	(169.5)	(156.3)
Mining and income tax	2,141.5	(999.1)	(84.7)